Intangible Assets (Details) - Schedule of Changes in Intangible Assets - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets [Member]
Amortizing:
Intangible assets, beginning balance	$ 1,985,595	$ 1,979,491	$ 1,979,491	$ 2,151,126	$ 1,504,115
Additions	17,061	3,160	46,261	8,456	9,811
Disposals			(2,474)	1,933	(19)
Amortization	(55,942)	(52,582)	(107,597)	(107,781)	(107,482)
Exchange rate variation	54,680	(61,081)	69,914	(102,591)	(55,504)
Intangible assets, ending balance			1,985,595	1,979,491	2,151,126
Acquired in business combination				28,348	800,205
Amortizing [Member] | Trademarks [Member]
Amortizing:
Intangible assets, beginning balance	341,183	315,912	315,912	335,452	73,241
Additions	540		35,496	6
Disposals
Amortization	(14,798)	(11,168)	(24,166)	(22,230)	(19,258)
Exchange rate variation	11,302	360	13,941	(18,454)	(5,107)
Intangible assets, ending balance			341,183	315,912	335,452
Acquired in business combination				21,138	286,576
Amortizing [Member] | Software [Member]
Amortizing:
Intangible assets, beginning balance	24,941	21,079	21,079	16,609	13,961
Additions	16,043	3,034	7,527	8,081	6,160
Disposals			(12)		(19)
Amortization	(2,935)	(2,448)	(5,121)	(4,503)	(4,212)
Exchange rate variation	3,815	(1,633)	1,468	835	713
Intangible assets, ending balance			24,941	21,079	16,609
Acquired in business combination				57	6
Amortizing [Member] | Customer relationships [Member]
Amortizing:
Intangible assets, beginning balance	486,166	549,705	549,705	645,509	499,757
Additions			2,370
Disposals			(2,434)	1,099
Amortization	(36,185)	(36,927)	(74,213)	(76,529)	(79,830)
Exchange rate variation	3,372	(9,658)	10,738	(23,178)	(25,680)
Intangible assets, ending balance			486,166	549,705	645,509
Acquired in business combination				2,804	251,262
Amortizing [Member] | Supplier contracts [Member]
Amortizing:
Intangible assets, beginning balance	28,077	30,509	30,509	32,967	35,933
Additions					2,077
Disposals
Amortization	(1,898)	(1,900)	(3,822)	(3,773)	(3,646)
Exchange rate variation	2,304	(1,491)	1,390	1,315	(1,397)
Intangible assets, ending balance			28,077	30,509	32,967
Acquired in business combination
Amortizing [Member] | Others [Member]
Amortizing:
Intangible assets, beginning balance	1,044	833	833	1,001	833
Additions	29	31	501	38
Disposals			(28)
Amortization	(126)	(139)	(275)	(746)	(536)
Exchange rate variation	63	(1)	13	(16)	(20)
Intangible assets, ending balance			1,044	833	1,001
Acquired in business combination				556	724
Non-amortizing [Member] | Trademarks [Member]
Amortizing:
Intangible assets, beginning balance	1,092,793	1,050,106	1,050,106	1,107,993	868,615
Additions	449	95	367	331	1,574
Disposals				834
Amortization
Exchange rate variation	33,756	(48,677)	42,320	(62,845)	(23,833)
Intangible assets, ending balance			1,092,793	1,050,106	1,107,993
Acquired in business combination				3,793	261,637
Non-amortizing [Member] | Water rights [Member]
Amortizing:
Intangible assets, beginning balance	11,391	11,347	11,347	11,595	11,775
Additions
Disposals
Amortization
Exchange rate variation	$ 68	$ 19	44	(248)	(180)
Intangible assets, ending balance			$ 11,391	11,347	11,595
Acquired in business combination